Shareholder Report, Average Annual Return (Details)		3 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	19 Months Ended	23 Months Ended		36 Months Ended	57 Months Ended	60 Months Ended	85 Months Ended	114 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					2.32%			10.23%
GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(34.24%)
GraniteShares 1x Short AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(41.67%)
GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		17.60%
GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(32.85%)	(34.31%)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.59%				5.04%		6.75%	4.26%
GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					343.82%		37.29%
GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					32.92%				9.78%	17.49%
GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					121.19%	248.80%
GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					19.08%				2.83%		4.20%		3.88%
GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%
GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(89.77%)
GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					450.96%	560.86%
GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(21.22%)
GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(31.88%)	(37.53%)
GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(44.26%)
Price [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					2.42%			10.16%
Price [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(34.32%)
Price [Member] | GraniteShares 1x Short AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(41.72%)
Price [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		17.72%
Price [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(32.87%)	(34.31%)
Price [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.58%				4.94%		6.80%	4.26%
Price [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					344.36%		37.31%
Price [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					33.02%				9.82%	17.49%
Price [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					121.22%	248.71%
Price [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					20.36%				3.10%		4.25%		3.96%
Price [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		11.08%
Price [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(89.72%)
Price [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					452.02%	560.67%
Price [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(21.22%)
Price [Member] | GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(31.38%)	(37.45%)
Price [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(44.22%)
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%			17.65%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.12%
S&P 500 Total Return Index [Member] | GraniteShares 1x Short AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			25.72%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		13.95%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%	24.41%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%		17.65%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%	24.41%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.12%
S&P 500 Total Return Index [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			25.72%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%	24.41%
S&P 500 Total Return Index [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			25.72%
S&P 500 Total Return Index [Member] | GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				17.65%	24.56%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.43%)
Bloomberg Commodity Total Return Index [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					5.00%				5.65%		7.25%	4.70%
XOUT US Large Index and NASDAQ US Large Cap Select Disruptors Index [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]				31.82%				9.10%	21.38%
TFMS HIPS Index and EQM High Income Pass-Through Securities Index [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]				19.93%				3.52%		4.90%		4.60%

[1]	From inception to 08.14.23 the Fund aimed to track before fees and expenses the XOUT US Large Index. Since 08.15.23 the Fund aims to track before fees and expenses the Nasdaq US Large Cap Select Disruptors Index
[2]	From inception to 03.15.23 the Fund aimed to track before fees and expenses the TFMS HIPS Index. Since 03.16.23 the Fund aims to track before fees and expenses the EQM High Income Pass-Through Securities Index